Fair Value	12 Months Ended
Dec. 31, 2020
Fair Value
Fair Value

Note 9—Fair Value

Following is a description of the valuation methodologies used for assets measured at fair value at both December 31, 2020 and December 31, 2019.

The Corporation’s Trust Account is invested in U.S. Treasury Bills maturing in January 2021 yielding interest of approximately 0.055%. The Corporation classifies its U.S. Treasury Bills as Level 1 measurements within the fair value hierarchy at both December 31, 2020 and December 31, 2019.